Details of Significant Accounts - Summary of Finance Costs (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Miscellaneous Liabilities [Abstract]
Bank borrowings	$ 14,634	$ 521	$ 21,333	$ 9,379
Finance lease liabilities				507
Lease liabilities	1,719	61	2,323
Other borrowings	698	25
Finance costs	$ 17,051	$ 607	$ 23,656	$ 9,886